Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000030507
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Institutional Class
Account Value	$ 12,319	$ 10,891	$ 10,847	$ 12,781	$ 12,775	$ 11,944	$ 10,887	$ 10,997	$ 10,910	$ 10,252	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 10,760	$ 10,691	$ 12,518	$ 12,632	$ 11,807	$ 10,705	$ 10,836	$ 10,829	$ 10,294	$ 10,000